Employee Benefits and Private Pension Plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2022	Dec. 31, 2021
Employee benefits and private pension plan
Discount rate for the actuarial obligation at present value	9.97%	8.93%
Average projected salary growth rate	6.98%	7.07%
Inflation rate (long term)	3.50%	3.25%
Growth rate of medical services	7.64%	7.38%